UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142
Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund                                                                                      as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.4%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.0%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$10,144,676
		$10,144,676
Escrowed / Prerefunded — 1.1%
$5,525	Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	$5,918,159
1,885	New York City, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	2,007,355
2,500	South Miami, FL, Health Facility Authority, (Baptist Health), Prerefunded to 2/1/13, 5.25%, 11/15/33	2,650,525
		$10,576,039
General Obligations — 6.2%
$28,400	California, 4.75%, 9/1/35	$28,201,768
13,250	California, 5.50%, 11/1/33	14,145,965
17,615	New York City, NY, 5.25%, 1/15/33	18,331,050
		$60,678,783
Hospital — 14.3%
$10,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$10,098,000
16,375	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	16,465,390
27,150	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	27,755,173
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,232,264
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,610,679
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,555,775
6,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	6,565,056
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,736,188
1,995	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	2,003,598
6,080	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	6,206,464
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	4,058,028
5,880	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	5,627,101

$2,625	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	$2,607,045
10,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,968,200
10,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,650,300
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,706,380
3,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	3,568,075
18,755	Tarrant County, TX, Cultural Education Finance Revenue, 5.00%, 11/15/42	18,867,155
15,000	Tarrant County, TX, Cultural Education Finance Revenue, 5.00%, 11/15/47	15,036,450
		$140,317,321
Industrial Development Revenue — 1.6%
$15,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$15,137,700
		$15,137,700
Insured-Education — 2.9%
$14,980	College Charleston, SC, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37 (1)	$14,236,842
8,270	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	7,928,284
5,905	University of California, (MBIA), 4.75%, 5/15/37	5,933,934
		$28,099,060
Insured-Electric Utilities — 14.5%
$13,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,642,980
18,815	Lincoln, NE, Electric System, (FSA), 4.75%, 9/1/35	18,883,487
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,686,714
18,240	Nebraska, NE, Public Power District, (FGIC), 4.75%, 1/1/35	18,284,323
21,925	Omaha, NE, Public Power District, (FGIC), 4.25%, 2/1/35	20,100,182
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	62,587,371
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,513,931
		$141,698,988
Insured-Escrowed/Prerefunded — 1.2%
$12,010	Anaheim, CA, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), Prerefunded to 9/1/07, 5.00%, 3/1/37	$12,155,441
		$12,155,441

Insured-General Obligations — 27.5%
$60,000	California, (XLCA), 5.00%, 10/1/28	$61,400,400
34,035	Chabot-Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	4,897,636
35,370	Chabot-Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	4,835,433
41,300	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/21	21,343,014
14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	9,048,965
24,000	Escondido, CA, (Election of 2004), (MBIA), 4.75%, 9/1/36	24,135,840
10,055	Frisco, TX, Independent School District, (FSA), 2.75%, 8/15/39	6,506,289
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	14,189,862
16,125	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	15,150,405
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,992,939
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	25,927,735
8,550	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	7,821,967
13,000	Philadelphia, PA, School District, (FGIC), Prerefunded to 6/1/14, 5.25%, 6/1/34	13,993,980
8,465	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	6,473,863
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,246,547
22,670	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	21,634,661
		$269,599,536
Insured-Hospital — 0.6%
$2,625	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$2,530,789
3,450	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	3,262,561
		$5,793,350
Insured-Industrial Development Revenue — 2.2%
$21,200	Monroe County, GA, Development Authority, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$21,381,684
		$21,381,684
Insured-Lease Revenue / Certificates of Participation — 5.3%
$8,620	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	$8,328,299
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,567,878
		$51,896,177

Insured-Other Revenue — 6.1%
$28,675	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45 (2)	$29,304,129
30,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	30,818,100
		$60,122,229
Insured-Private Education — 1.1%
$270	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$326,552
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,404,200
		$10,730,752
Insured-Public Education — 0.8%
$8,680	University of Vermont and State Agricultural College, (MBIA), 4.00%, 10/1/35	$7,645,691
		$7,645,691
Insured-Sewer Revenue — 3.8%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$6,661,801
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,391,210
11,050	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	10,770,877
		$36,823,888
Insured-Special Tax Revenue — 4.9%
$10,000	Grand Forks, ND, Sales Tax Revenue, (Alerus Project), (MBIA), 4.50%, 12/15/29	$9,717,400
18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	8,518,793
2,780	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	2,460,300
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,267,200
17,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	17,093,876
		$48,057,569
Insured-Transportation — 31.6%
$6,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$6,080,520
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,833,600
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	1,158,067
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	20,491,200
25,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	4,999,000
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	5,309,712

$8,850	Harris County, TX, Toll Road Senior Lien, (MBIA), 4.50%, 8/15/36	$8,415,377
34,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39 (2)	35,200,954
8,360	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37 (1)	8,376,553
42,045	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32 (1)	40,227,395
4,590	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	4,332,042
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	25,714,002
9,650	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	9,213,724
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	38,002,977
10,410	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	9,151,223
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	22,136,940
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	65,969,552
		$309,612,838
Insured-Utilities — 3.6%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$5,091,200
31,500	Springfield, MO, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	30,158,730
		$35,249,930
Insured-Water and Sewer — 9.6%
$6,100	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	$5,781,519
5,600	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	5,245,296
10,870	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	10,524,008
9,455	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	9,051,366
3,170	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,891,737
16,070	Knoxville, TN, Wastewater System, (MBIA), 4.00%, 4/1/40	13,888,337
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,810,165
10,835	New York, NY, City Municipal Water Finance Authority, (FSA), 4.25%, 6/15/39	9,922,043
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,711,660
8,700	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	8,305,890
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,260,400
		$94,392,421

Insured-Water Revenue — 16.0%
$8,930	Albany, OR, Water Revenue, (FGIC), 5.00%, 8/1/33	$9,155,572
25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39 (3)	26,365,167
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,355,853
61,585	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	62,575,903
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	34,615,937
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,129,150
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,151,740
700	Metropolitan Water District, Southern California, Water Resource, (MBIA), 5.00%, 7/1/37	708,120
10,000	West Wilson, TN, Utility District Waterworks Revenue, (MBIA), 4.00%, 6/1/32	8,848,000
		$156,905,442
Other Revenue — 4.0%
$38,175	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	$38,609,050
		$38,609,050
Special Tax Revenue — 1.5%
$4,600	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$4,778,572
1,750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,829,940
2,405	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,561,926
5,110	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	5,418,440
		$14,588,878
Total Tax-Exempt Investments — 161.4% (identified cost $1,548,222,836)		$1,580,217,443
Other Assets, Less Liabilities — (0.9)%		$(8,743,902)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.5)%		$(592,668,096)
Net Assets Applicable to Common Shares — 100.0%		$978,805,445

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 81.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 23.5% of total investments.

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	1,151 U.S. Treasury Bond	Short	$(125,634,815)	$(124,020,250)	$1,614,565

Interest Rate Swaps

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $40,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a receivable for open swap contracts of $1,397,700, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $40,750,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $1,662,559, on June 30, 2007.

At June 30, 2007, the Fund had entered into an interest rate swap agreement with Lehman Brothers, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 5.956% on the notional amount of $39,050,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is March 25, 2008. Effective date represents the date on which the Fund and counterparty to the interest rate swap contract begin interest payment accruals. The value of the contract, which terminates March 25, 2038, is recorded as a payable for open swap contracts of $650,221, on June 30, 2007.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,548,092,951
Gross unrealized appreciation	$41,882,842
Gross unrealized depreciation	(9,758,350)
Net unrealized appreciation	$32,124,492

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 21, 2007